Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Equity-Based Compensation

Note 13 – Equity-Based Compensation

Equity Incentive Plans

In October 2019, the Company adopted the 2019 Plan. Under the 2019 Plan, the Company’s board of directors is authorized to grant stock options to purchase Common Stock, restricted stock units, and restricted shares of Common Stock to its employees, directors, and consultants. The 2019 Plan initially provided for the issuance of 25,000 shares. A provision in the 2019 Plan provides for an automatic annual increase equal to 6% of the total number of shares of Common Stock outstanding on December 31 of the preceding calendar year. In January 2023, the number of available shares increased by 36,498 shares bringing the total shares available under the 2019 Plan to 125,000.

Options granted under the 2019 Plan generally have a life of 3 to 10 years and exercise prices equal to or greater than the fair market value of the Common Stock as determined by the Company’s board of directors. Vesting for employees typically occurs over a three-year period.

The following table sets forth the activity of the options to purchase Common Stock under the 2019 Plan.

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	64,850	$68.00	$-
Granted	59,048	7.74	-
Exercised	(297)	8.00	-
Canceled	(10,973)	70.68	-
Balance as of September 30, 2023	112,628	$41.90	$-
Exercisable as of September 30, 2023	82,661	$58.23	$-

The fair value of each option granted is estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

Nine months ended September 30,
	2023	2022
Risk-free interest rate range	3.6-3.69%	1.6 to 1.9%
Expected life of option-years	5-5.63	5.25 to 5.75
Expected stock price volatility	106.6-114.9%	110.4 to 113.2%
Expected dividend yield	-%	-%

The risk-free interest rate is based on U.S. Treasury interest rates, the terms of which are consistent with the expected life of the stock options. Expected volatility is based upon the average historical volatility of the Common Stock over the period commensurate with the expected term of the related instrument. The expected life and estimated post-employment termination behavior is based upon historical experience of homogeneous groups, executives and non-executives, within the Company. The Company does not currently pay dividends on its Common Stock, nor does it expect to do so in the foreseeable future.

	Total Intrinsic Value of Options Exercised	Total Fair Value of Options Vested
Year ended December 31, 2022	$-	$1,616,401
Nine months ended September 30, 2023	$-	$896,257

For the nine months ended September 30, 2023, the weighted average grant date fair value of options granted was $6.38 per share. The Company estimates the fair value of options at the grant date using the Black-Scholes model. For all stock options granted through September 30, 2023, the weighted average remaining service period is 1 year.

Restricted Stock and Restricted Stock Units

In the nine months ended September 30, 2023, the Company granted 13,272 restricted stock units and shares of restricted stock to certain employees, directors, and consultants under the 2019 Plan. Restricted stock issued to employees, directors, and consultants generally vest either at grant or vest over a period of one year from the date of grant.

The following table summarizes the Company’s restricted stock awards activity under the 2019 Plan during the nine months ended September 30, 2023:

	Number of Unvested Shares	Weighted Average Grant Date Fair Value	Aggregate Value of Shares

Balance as of December 31, 2022	3,533	$8.40	$29,949
Granted	13,272	8.88	117,847
Vested	(16,505)	18.82	310,554
Forfeitures	-	-	-
Balance as of September 30, 2023	300	18.42	5,525

Note 12 – Equity-Based Compensation

Equity Incentive Plans

In October 2019, the Company adopted the 2019 Plan. Under the 2019 Plan, the Company’s board of directors is authorized to grant both incentive and non-qualified stock options to purchase common stock, as well as restricted stock awards to its employees, directors, and consultants. The 2019 Plan initially provided for the issuance of 500,000 shares. A provision in the 2019 Plan provides for an automatic annual increase equal to 6% of the total number of shares of Company common stock outstanding on December 31 of the preceding calendar year. In January 2022, the number of available shares increased by 715,749 shares and on October 12, 2022 shareholders approved an amendment to the plan to add an additional 412,802 shares bringing the total shares available under the 2019 Plan to 2,500,000.

Options granted under the 2019 Plan generally have a life of 3 to 10 years and exercise prices equal to or greater than the fair market value of the common stock as determined by the Company’s board of directors. Vesting for employees typically occurs over a three-year period.

The following table sets forth the activity of the options to purchase common stock under the 2019 Plan.

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	1,055,894	$5.09	$17,250
Granted	453,711	3.59	-
Exercised	-	-	-
Canceled	212,599	7.96	-
Balance as of December 31, 2022	1,297,006	3.40	-
Exercisable as of December 31, 2022	818,559	$4.39	$-

The fair value of each option granted is estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

Years ended December 31,
	2022	2021
Risk-free interest rate range	1.6 to 3.94%	0.22% to 0.73%
Expected life of option-years	5.00 to 5.77	5.3 to 6.5
Expected stock price volatility	110 to 114.6%	107% to 125%
Expected dividend yield	-%	-%

The risk-free interest rate is based on U.S. Treasury interest rates, the terms of which are consistent with the expected life of the stock options. Expected volatility is based upon the average historical volatility of the Company’s common stock over the period commensurate with the expected term of the related instrument. The expected life and estimated post-employment termination behavior is based upon historical experience of homogeneous groups, executives and non-executives, within the Company. The Company does not currently pay dividends on its common stock, nor does it expect to do so in the foreseeable future.

	Total Intrinsic Value of Options Exercised	Total Fair Value of Options Vested
Year ended December 31, 2021	$-	$1,543,912
Year ended December 31, 2022	$-	$1,616,401

For the year ended December 31, 2022, the weighted average grant date fair value of options granted was $2.92 per share. The Company estimates the fair value of options at the grant date using the Black-Scholes model. For all stock options granted through December 31, 2022, the weighted average remaining service period is 1.13 years.

Restricted Stock and Restricted Stock Units

In the year ended December 31, 2022, the Company granted 204,111 in restricted stock units to certain employees, directors, and consultants under the 2019 Plan. Restricted stock issued to employees, directors, and consultants generally vest either at grant or vest over a period of one year from the date of grant.

The following table summarizes the Company’s restricted stock awards activity under the 2019 Plan during the year ended December 31, 2022:

	Number of Unvested Shares	Weighted Average Grant Date Fair Value	Aggregate Value of Shares

Balance as of December 31, 2021	9,730	$3.72	$36,148
Granted	204,111	2.92	595,846
Vested	(143,174)	3.07	(423,077)
Forfeitures	-	-	-
Balance as of December 31, 2022	70,667	0.42	29,949